Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Securities and Exchange Commission Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our Principal Executive Officer (“PEO”) and to our Non-PEO NEOs and certain financial performance of the Company. Compensation actually paid, as determined under Securities and Exchange Commission requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
2024	$660,604	$780,971	$439,018	$501,645	$110	$5,441,000
2023	705,959	658,528	535,773	544,654	106	6,448,000
2022	1,189,049	1,217,255	534,280	538,229	98	7,134,000

_______________

(1) The PEO for each of 2024, 2023 and 2022 is Mr. Cooney.

(2) The non-PEO named executive officers for 2024, 2023 and 2002 are Ms. Galazka and Mr. Nelson.

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively, as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs.

For 2023 to 2024, the compensation actually paid to our PEO increased 18% and the average of the compensation actually paid to the other Non-PEO NEOs decreased 8%, compared to a 4% increase in our TSR and a 16% decrease in net income over the same time horizon. For 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs increased by 47% and 1%, respectively, compared to an 8% decrease in our TSR and a 10% decrease in net income over the same time horizon.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2024		2023		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Total compensation as reported in SCT	$660,604	$439,018	$705,959	$535,773	$1,189,049	$534,280
Fair value of equity awards granted during fiscal year	—	—	(132,685)	(164,321)	(672,480)	(179,025)
Fair value of equity compensation granted in current year at year end	—	—	149,468	187,698	697120	184,445
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	42,338	39,399	18,593	11,735	767	734
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	121,356	41,059	(82,807)	(13,102)	2,799	1,555
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(43,327)	(17,831)	—	(13,129)	—	(3,760)
Compensation Actually Paid	$780,971	$501,645	$658,528	$544,654	$1,217,255	$538,229

Named Executive Officers, Footnote	The PEO for each of 2024, 2023 and 2022 is Mr. Cooney. (2) The non-PEO named executive officers for 2024, 2023 and 2002 are Ms. Galazka and Mr. Nelson.
PEO Total Compensation Amount	$ 660,604	$ 705,959	$ 1,189,049
PEO Actually Paid Compensation Amount	$ 780,971	658,528	1,217,255
Adjustment To PEO Compensation, Footnote

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2024		2023		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Total compensation as reported in SCT	$660,604	$439,018	$705,959	$535,773	$1,189,049	$534,280
Fair value of equity awards granted during fiscal year	—	—	(132,685)	(164,321)	(672,480)	(179,025)
Fair value of equity compensation granted in current year at year end	—	—	149,468	187,698	697120	184,445
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	42,338	39,399	18,593	11,735	767	734
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	121,356	41,059	(82,807)	(13,102)	2,799	1,555
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(43,327)	(17,831)	—	(13,129)	—	(3,760)
Compensation Actually Paid	$780,971	$501,645	$658,528	$544,654	$1,217,255	$538,229

Non-PEO NEO Average Total Compensation Amount	$ 439,018	535,773	534,280
Non-PEO NEO Average Compensation Actually Paid Amount	$ 501,645	544,654	538,229
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2024		2023		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Total compensation as reported in SCT	$660,604	$439,018	$705,959	$535,773	$1,189,049	$534,280
Fair value of equity awards granted during fiscal year	—	—	(132,685)	(164,321)	(672,480)	(179,025)
Fair value of equity compensation granted in current year at year end	—	—	149,468	187,698	697120	184,445
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	42,338	39,399	18,593	11,735	767	734
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	121,356	41,059	(82,807)	(13,102)	2,799	1,555
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(43,327)	(17,831)	—	(13,129)	—	(3,760)
Compensation Actually Paid	$780,971	$501,645	$658,528	$544,654	$1,217,255	$538,229

Total Shareholder Return Amount	$ 110	106	98
Net Income (Loss)	$ 5,441,000	$ 6,448,000	$ 7,134,000
PEO Name	Mr. Cooney	Mr. Cooney	Mr. Cooney
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (132,685)	$ (672,480)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,468	697,120
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,338	18,593	767
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,356	(82,807)	2,799
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,327)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(164,321)	(179,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		187,698	184,445
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,399	11,735	734
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,059	(13,102)	1,555
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,831)	$ (13,129)	$ (3,760)